Distribution Date:	09/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766RAU0	1.511000%	50,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766RAV8	2.505000%	27,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766RAW6	2.952000%	69,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766RAX4	2.731000%	17,811,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766RAY2	2.840000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61766RAZ9	3.102000%	292,019,000.00	180,589,478.71	22,084,873.44	466,823.80	0.00	0.00	22,551,697.24	158,504,605.27	63.83%	30.00%
A-S	61766RBC9	3.527000%	65,531,000.00	65,531,000.00	0.00	192,606.53	0.00	0.00	192,606.53	65,531,000.00	48.88%	23.13%
B	61766RBD7	3.880000%	45,277,000.00	45,277,000.00	0.00	146,395.63	0.00	0.00	146,395.63	45,277,000.00	38.55%	18.38%
C	61766RBE5	4.304805%	44,085,000.00	44,085,000.00	0.00	158,147.77	0.00	0.00	158,147.77	44,085,000.00	28.49%	13.75%
D	61766RAJ5	3.000000%	52,425,000.00	52,425,000.00	0.00	131,062.50	0.00	0.00	131,062.50	52,425,000.00	16.53%	8.25%
E	61766RAL0	2.850000%	25,021,000.00	25,021,000.00	0.00	14,331.34	0.00	0.00	14,331.34	25,021,000.00	10.82%	5.63%
F	61766RAN6	2.850000%	10,723,000.00	10,723,000.00	0.00	0.00	0.00	0.00	0.00	10,723,000.00	8.37%	4.50%
G*	61766RAQ9	2.850000%	42,894,169.00	36,700,470.82	0.00	0.00	0.00	0.00	0.00	36,700,470.82	0.00%	0.00%
R	61766RAS5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			953,186,169.01	460,351,949.53	22,084,873.44	1,109,367.57	0.00	0.00	23,194,241.01	438,267,076.09

X-A	61766RBA3	1.202805%	667,230,000.00	180,589,478.71	0.00	181,011.58	0.00	0.00	181,011.58	158,504,605.27
X-B	61766RBB1	0.633566%	110,808,000.00	110,808,000.00	0.00	58,503.51	0.00	0.00	58,503.51	110,808,000.00
X-D	61766RAA4	1.304805%	52,425,000.00	52,425,000.00	0.00	57,003.66	0.00	0.00	57,003.66	52,425,000.00
X-E	61766RAC0	1.454805%	25,021,000.00	25,021,000.00	0.00	30,333.89	0.00	0.00	30,333.89	25,021,000.00
X-F	61766RAE6	1.454805%	10,723,000.00	10,723,000.00	0.00	12,999.89	0.00	0.00	12,999.89	10,723,000.00
X-G	61766RAG1	1.454805%	42,894,169.00	36,700,470.82	0.00	44,493.35	0.00	0.00	44,493.35	36,700,470.82
Notional SubTotal			909,101,169.00	416,266,949.53	0.00	384,345.88	0.00	0.00	384,345.88	394,182,076.09

Deal Distribution Total					22,084,873.44	1,493,713.45	0.00	0.00	23,578,586.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766RAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766RAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766RAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766RAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61766RAZ9	618.41687942	75.62820721	1.59860762	0.00000000	0.00000000	0.00000000	0.00000000	77.22681483	542.78867221
A-S	61766RBC9	1,000.00000000	0.00000000	2.93916665	0.00000000	0.00000000	0.00000000	0.00000000	2.93916665	1,000.00000000
B	61766RBD7	1,000.00000000	0.00000000	3.23333326	0.00000000	0.00000000	0.00000000	0.00000000	3.23333326	1,000.00000000
C	61766RBE5	1,000.00000000	0.00000000	3.58733742	0.00000000	0.00000000	0.00000000	0.00000000	3.58733742	1,000.00000000
D	61766RAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766RAL0	1,000.00000000	0.00000000	0.57277247	1.80222773	10.50755326	0.00000000	0.00000000	0.57277247	1,000.00000000
F	61766RAN6	1,000.00000000	0.00000000	0.00000000	2.37500047	14.33487923	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61766RAQ9	855.60512479	0.00000000	0.00000000	2.03206221	78.65187131	0.00000000	0.00000000	0.00000000	855.60512479
R	61766RAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766RBA3	270.65551416	0.00000000	0.27128813	0.00000000	0.00000000	0.00000000	0.00000000	0.27128813	237.55617294
X-B	61766RBB1	1,000.00000000	0.00000000	0.52797190	0.00000000	0.00000000	0.00000000	0.00000000	0.52797190	1,000.00000000
X-D	61766RAA4	1,000.00000000	0.00000000	1.08733734	0.00000000	0.00000000	0.00000000	0.00000000	1.08733734	1,000.00000000
X-E	61766RAC0	1,000.00000000	0.00000000	1.21233724	0.00000000	0.00000000	0.00000000	0.00000000	1.21233724	1,000.00000000
X-F	61766RAE6	1,000.00000000	0.00000000	1.21233703	0.00000000	0.00000000	0.00000000	0.00000000	1.21233703	1,000.00000000
X-G	61766RAG1	855.60512479	0.00000000	1.03728201	0.00000000	0.00000000	0.00000000	0.00000000	1.03728201	855.60512479

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	08/01/26 - 08/30/26	30	0.00	466,823.80	0.00	466,823.80	0.00	0.00	0.00	466,823.80	0.00
X-A	08/01/26 - 08/30/26	30	0.00	181,011.58	0.00	181,011.58	0.00	0.00	0.00	181,011.58	0.00
X-B	08/01/26 - 08/30/26	30	0.00	58,503.51	0.00	58,503.51	0.00	0.00	0.00	58,503.51	0.00
X-D	08/01/26 - 08/30/26	30	0.00	57,003.66	0.00	57,003.66	0.00	0.00	0.00	57,003.66	0.00
X-E	08/01/26 - 08/30/26	30	0.00	30,333.89	0.00	30,333.89	0.00	0.00	0.00	30,333.89	0.00
X-F	08/01/26 - 08/30/26	30	0.00	12,999.89	0.00	12,999.89	0.00	0.00	0.00	12,999.89	0.00
X-G	08/01/26 - 08/30/26	30	0.00	44,493.35	0.00	44,493.35	0.00	0.00	0.00	44,493.35	0.00
A-S	08/01/26 - 08/30/26	30	0.00	192,606.53	0.00	192,606.53	0.00	0.00	0.00	192,606.53	0.00
B	08/01/26 - 08/30/26	30	0.00	146,395.63	0.00	146,395.63	0.00	0.00	0.00	146,395.63	0.00
C	08/01/26 - 08/30/26	30	0.00	158,147.77	0.00	158,147.77	0.00	0.00	0.00	158,147.77	0.00
D	08/01/26 - 08/30/26	30	0.00	131,062.50	0.00	131,062.50	0.00	0.00	0.00	131,062.50	0.00
E	08/01/26 - 08/30/26	30	217,299.87	59,424.88	0.00	59,424.88	45,093.54	0.00	0.00	14,331.34	262,909.49
F	08/01/26 - 08/30/26	30	127,941.92	25,467.13	0.00	25,467.13	25,467.13	0.00	0.00	0.00	153,712.91
G	08/01/26 - 08/30/26	30	3,278,756.00	87,163.62	0.00	87,163.62	87,163.62	0.00	0.00	0.00	3,373,706.66
Totals			3,623,997.79	1,651,437.74	0.00	1,651,437.74	157,724.29	0.00	0.00	1,493,713.45	3,790,329.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	23,578,586.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,659,351.96	Master Servicing Fee	4,023.57
Interest Reductions due to Nonrecoverability Determination	(122,750.05)	Certificate Administrator Fee	2,207.41
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	198.21
ARD Interest	0.00	Operating Advisor Fee	863.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,536,601.91	Total Fees	7,788.96

Principal		Expenses/Reimbursements
Scheduled Principal	22,084,873.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,439.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,660.24
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,084,873.44	Total Expenses/Reimbursements	35,099.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,493,713.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,084,873.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	23,578,586.89
Total Funds Collected	23,621,475.35	Total Funds Distributed	23,621,475.34

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	460,351,949.53	460,351,949.53	Beginning Certificate Balance	460,351,949.53
(-) Scheduled Principal Collections	22,084,873.44	22,084,873.44	(-) Principal Distributions	22,084,873.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	438,267,076.09	438,267,076.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	463,943,365.51	463,943,365.51	Ending Certificate Balance	438,267,076.09
Ending Actual Collateral Balance	441,950,907.21	441,950,907.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP
5,000,000 or less	5	15,388,231.22	3.51%	1	4.7830	3.091793	1.30 or less	4	113,176,902.85	25.82%	(1)	4.1409	0.953629
5,000,001 to 10,000,000	7	48,273,942.77	11.01%	1	4.5043	2.353680	1.31 to 1.40	3	55,627,255.29	12.69%	1	4.7962	1.338561
10,000,001 to 15,000,000	2	21,490,268.33	4.90%	1	4.8640	1.452344	1.41 to 1.50	1	72,155,262.18	16.46%	1	3.5300	1.438300
15,000,001 to 25,000,000	1	16,401,351.38	3.74%	1	4.3400	1.328900	1.51 to 1.60	1	62,861,250.03	14.34%	1	4.1600	1.507200
25,000,001 to 50,000,000	5	163,302,408.74	37.26%	(1)	4.1397	1.174838	1.61 to 1.70	1	2,117,322.16	0.48%	1	4.5400	1.627900
50,000,001 or greater	2	135,016,512.21	30.81%	1	3.8233	1.470379	1.71 to 1.80	2	17,784,139.31	4.06%	1	4.5882	1.741767
Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799	1.81 to 2.50	5	53,044,434.63	12.10%	0	4.0178	1.952031
							2.51 to 3.00	2	11,230,437.35	2.56%	1	4.2506	2.895714
							3.01 or greater	3	11,875,710.85	2.71%	1	4.6519	4.478320
							Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP
							Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP
Arizona	1	6,553,883.94	1.50%	1	4.0650	2.428900
							Industrial	1	3,531,337.27	0.81%	1	5.6500	5.289900
California	5	31,170,710.10	7.11%	1	4.4685	2.519097
							Lodging	7	9,839,970.32	2.25%	1	5.0311	2.285011
Colorado	1	6,677,401.46	1.52%	1	4.5385	1.748200
							Office	9	220,887,125.09	50.40%	0	4.0273	1.389859
Connecticut	1	29,091,519.62	6.64%	(2)	4.9000	0.173900
							Retail	8	141,829,960.75	32.36%	0	4.2482	1.286801
Florida	1	3,643,152.38	0.83%	0	4.6900	1.892900
							Self Storage	4	23,784,321.29	5.43%	1	4.0965	3.180291
Georgia	1	6,258,915.52	1.43%	(3)	4.1680	1.292300
							Totals	30	438,267,076.09	100.00%	0	4.1690	1.532799
Indiana	2	4,461,695.74	1.02%	1	4.8973	2.408816
Louisiana	4	5,043,911.97	1.15%	1	4.9720	2.025700
Massachusetts	1	17,332,381.41	3.95%	(3)	4.1680	1.292300
Michigan	1	11,106,737.85	2.53%	1	4.6180	1.737900
Mississippi	2	2,451,684.77	0.56%	1	4.9720	2.025700
Missouri	1	16,401,351.38	3.74%	1	4.3400	1.328900
New Jersey	1	62,861,250.03	14.34%	1	4.1600	1.507200
New Mexico	1	3,531,337.27	0.81%	1	5.6500	5.289900
New York	1	40,000,000.00	9.13%	1	3.3100	1.185200
Ohio	1	72,155,262.18	16.46%	1	3.5300	1.438300
South Carolina	1	10,110,555.83	2.31%	(3)	4.1680	1.292300
Texas	2	41,020,963.27	9.36%	1	4.9740	1.408851
Washington, DC	1	30,000,000.01	6.85%	(1)	3.6150	1.841900
Totals	30	438,267,076.09	100.00%	0	4.1690	1.532799

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP
	4.5000% or less	11	282,460,779.91	64.45%	0	3.8285	1.589852	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	8	101,152,693.41	23.08%	0	4.8654	1.162838	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	2	12,727,904.06	2.90%	1	5.1443	1.509242	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	3,531,337.27	0.81%	1	5.6500	5.289900	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799	49 months or greater	22	399,872,714.65	91.24%	0	4.1488	1.511944
								Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP
	60 months or less	22	399,872,714.65	91.24%	0	4.1488	1.511944	Interest Only	3	76,000,000.01	17.34%	0	3.4724	1.708779
61 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	289 months or less	19	323,872,714.64	73.90%	0	4.3075	1.465754
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	290 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799	300 months to 322 months	0	0.00	0.00%	0	0.0000	0.000000
								323 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	38,394,361.44	8.76%	1	4.3800	NAP			No outstanding loans in this group
Underwriter's Information		1	30,509,036.36	6.96%	1	4.9870	1.330000
	12 months or less	19	358,336,744.28	81.76%	0	4.0454	1.479457
	13 months to 24 months	1	7,495,596.74	1.71%	1	4.9720	2.025700
	25 months or greater	1	3,531,337.27	0.81%	1	5.6500	5.289900
	Totals	23	438,267,076.09	100.00%	0	4.1690	1.532799
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1648013	OF	Columbus	OH	Actual/360	3.530%	219,760.00	140,816.79	0.00	N/A	10/07/26	--	72,296,078.97	72,155,262.18	09/07/26
2	306761002	OF	Hanover	NJ	Actual/360	4.160%	225,576.98	109,992.59	0.00	N/A	10/01/26	--	62,971,242.62	62,861,250.03	09/01/26
4	306761004	LO	Seattle	WA	Actual/360	4.380%	145,111.33	79,699.77	0.00	N/A	10/01/26	--	38,474,061.21	38,394,361.44	09/01/26
5	306761005	RT	Houston	TX	Actual/360	4.987%	37,502.52	16,100.22	0.00	N/A	10/06/26	--	8,732,967.77	8,716,867.55	09/06/26
5A	306761105				Actual/360	4.987%	131,258.81	56,350.78	0.00	N/A	10/06/26	--	30,565,387.14	30,509,036.36	09/06/26
6	300801504	RT	Various	Various	Actual/360	4.168%	121,267.54	85,771.76	0.00	N/A	06/01/26	--	33,787,624.51	33,701,852.75	06/01/26
7	453011408	RT	New York	NY	Actual/360	3.310%	114,011.11	0.00	0.00	N/A	10/01/26	--	40,000,000.00	40,000,000.00	08/01/26
8	300801484	OF	Stamford	CT	Actual/360	4.900%	0.00	0.00	0.00	N/A	07/01/26	--	29,091,519.62	29,091,519.62	07/01/23
9	300801494	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.01	30,000,000.01	07/10/26
15	301880109	RT	Joplin	MO	Actual/360	4.340%	61,523.31	60,957.64	0.00	N/A	10/06/26	--	16,462,309.02	16,401,351.38	09/06/26
22	695100701	OF	Livonia	MI	Actual/360	4.618%	44,269.98	25,852.89	0.00	N/A	10/06/26	--	11,132,590.74	11,106,737.85	09/06/26
23	306761023	RT	Sacramento	CA	Actual/360	5.127%	45,943.14	22,406.96	0.00	N/A	10/06/26	--	10,405,937.44	10,383,530.48	09/06/26
25	1647328	RT	Carefree	AZ	Actual/360	4.715%	35,788.86	8,814,689.70	0.00	N/A	09/01/26	--	8,814,689.70	0.00	09/01/26
26	306761026	LO	Various	Various	Actual/360	4.972%	32,203.69	26,092.29	0.00	N/A	10/06/26	--	7,521,689.03	7,495,596.74	09/06/26
27	301880110	OF	Milwaukee	WI	Actual/360	4.200%	30,549.52	8,446,872.55	0.00	N/A	09/06/26	--	8,446,872.55	0.00	09/06/26
32	306761032	SS	San Rafael	CA	Actual/360	4.220%	26,908.14	12,796.86	0.00	N/A	10/06/26	--	7,404,778.27	7,391,981.41	09/06/26
33	306761033	OF	Fort Collins	CO	Actual/360	4.538%	26,153.23	14,564.81	0.00	N/A	10/06/26	--	6,691,966.27	6,677,401.46	09/06/26
37	306761037	SS	Sun City	AZ	Actual/360	4.065%	22,982.15	11,662.11	0.00	N/A	10/01/26	--	6,565,546.05	6,553,883.94	09/01/26
40	306761040	OF	Various	Various	Actual/360	4.690%	22,000.55	9,340.68	0.00	N/A	09/01/26	--	5,447,552.35	5,438,211.67	08/01/26
42	306761042	SS	Hemet	CA	Actual/360	3.842%	19,852.92	0.00	0.00	N/A	10/06/26	--	6,000,000.00	6,000,000.00	09/06/26
44	306761044	IN	Albuquerque	NM	Actual/360	5.650%	17,236.52	11,425.05	0.00	N/A	10/06/26	--	3,542,762.32	3,531,337.27	12/06/23
46	306761046	OF	Ladera Ranch	CA	Actual/360	4.290%	13,171.07	8,626.87	0.00	N/A	11/01/26	--	3,565,369.14	3,556,742.27	09/01/26
48	306761048	SS	Bakersfield	CA	Actual/360	4.309%	14,268.62	6,539.42	0.00	N/A	10/06/26	--	3,844,995.36	3,838,455.94	09/06/26
54	306761054	LO	Michigan City	IN	Actual/360	5.220%	10,573.69	7,948.16	0.00	N/A	10/06/26	--	2,352,321.74	2,344,373.58	09/06/26
56	306761056	RT	Indianapolis	IN	Actual/360	4.540%	8,307.69	7,709.93	0.00	N/A	10/01/26	--	2,125,032.09	2,117,322.16	09/01/26
58	306761058	SS	Battle Creek	MI	Actual/360	4.880%	9,033.13	2,149,607.82	0.00	N/A	09/01/26	--	2,149,607.82	0.00	09/01/26
59	306761059	RT	Okemos	MI	Actual/360	4.718%	7,959.91	1,959,047.79	0.00	N/A	09/06/26	--	1,959,047.79	0.00	09/06/26
Totals							1,536,601.91	22,084,873.44	0.00				460,351,949.53	438,267,076.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,658,817.20	6,098,852.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,106,356.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	88,301.05	0.00	0.00	0.00	0.00	Full Defeasance
5	7,422,385.36	3,852,804.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,337,847.57	0.00	--	--	--	0.00	0.00	206,680.85	498,897.26	0.00	0.00
7	7,297,331.22	2,384,385.03	01/01/26	06/30/26	--	0.00	0.00	113,838.89	113,838.89	0.00	0.00
8	1,328,902.03	0.00	--	--	03/11/26	12,452,591.85	1,219,109.16	(308.63)	5,907,288.93	0.00	0.00
9	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	93,101.53	186,581.24	0.00	0.00
15	2,077,017.56	1,055,975.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,484,464.48	797,919.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	996,317.00	501,821.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	963,000.14	498,855.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,772,205.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,049,037.20	541,775.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	915,920.17	1,033,629.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	896,525.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	976,775.43	511,875.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	730,125.00	0.00	--	--	--	0.00	0.00	31,282.59	31,282.59	0.00	0.00
42	1,023,677.71	538,370.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	465,234.85	01/01/24	03/31/24	09/11/26	0.00	0.00	28,616.97	945,312.42	0.00	0.00
46	531,668.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	703,483.38	557,674.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	708,611.71	765,951.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	367,697.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	265,359.86	42,322.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	87,019,662.66	45,307,817.46				12,452,591.85	1,307,410.21	473,212.20	7,683,201.33	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	1	3,531,337.27	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.169030%	4.071277%	0
08/17/26	0	0.00	0	0.00	1	3,542,762.32	0	0.00	1	29,091,519.62	0	0.00	0	0.00	5	97,829,188.38	4.185905%	4.091854%	1
07/17/26	1	30,000,000.01	0	0.00	1	3,554,132.05	0	0.00	1	29,091,519.62	0	0.00	0	0.00	5	30,049,644.72	4.230266%	4.170709%	2
06/17/26	0	0.00	0	0.00	2	32,657,523.31	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.228308%	4.171726%	3
05/15/26	0	0.00	0	0.00	2	32,668,780.51	0	0.00	1	29,091,519.62	0	0.00	0	0.00	1	15,000,000.00	4.236106%	4.193188%	4
04/17/26	0	0.00	0	0.00	2	32,680,543.76	0	0.00	1	29,091,519.62	0	0.00	0	0.00	2	27,020,040.18	4.267248%	4.236605%	5
03/17/26	0	0.00	0	0.00	2	32,691,689.50	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.264589%	4.234280%	6
02/18/26	0	0.00	0	0.00	2	32,816,007.83	0	0.00	1	29,203,053.31	0	0.00	0	0.00	0	0.00	4.262510%	4.232656%	7
01/16/26	0	0.00	0	0.00	2	32,926,228.29	0	0.00	1	29,302,243.89	0	0.00	0	0.00	0	0.00	4.262760%	4.232890%	8
12/17/25	0	0.00	0	0.00	2	33,035,978.58	0	0.00	1	29,401,017.70	0	0.00	0	0.00	0	0.00	4.263008%	4.233122%	9
11/18/25	0	0.00	0	0.00	2	33,149,829.08	0	0.00	1	29,503,375.35	0	0.00	0	0.00	0	0.00	4.263271%	4.226678%	10
10/20/25	0	0.00	0	0.00	2	33,258,625.48	0	0.00	1	29,601,304.06	0	0.00	0	0.00	0	0.00	4.263515%	4.226904%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	300801504	06/01/26	2	5	206,680.85	498,897.26	0.00	33,958,341.01	05/19/26	13
7	453011408	08/01/26	0	B	113,838.89	113,838.89	0.00	40,000,000.00	08/07/26	98
8	300801484	07/01/23	37	5	(308.63)	5,907,288.93	0.00	32,150,600.17	03/15/19	7			11/01/23
9	300801494	07/10/26	1	5	93,101.53	186,581.24	0.00	30,000,000.00	05/07/26	13
40	306761040	08/01/26	0	5	31,282.59	31,282.59	0.00	5,447,552.35
44	306761044	12/06/23	32	6	28,616.97	945,312.42	158,969.49	3,890,258.89	08/03/23	11
Totals					473,212.20	7,683,201.33	158,969.49	145,446,752.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		98,231,584	0	69,140,064		29,091,520
0 - 6 Months		340,035,492	336,504,155	3,531,337		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	438,267,076	341,942,366	30,000,000	33,701,853	3,531,337	29,091,520
Aug-26	460,351,950	363,930,043	30,000,000	33,787,625	3,542,762	29,091,520
Jul-26	594,191,087	497,672,345	30,000,000	0	37,427,222	29,091,520
Jun-26	637,048,648	570,428,958	0	0	37,528,171	29,091,520
May-26	644,895,260	612,226,480	0	0	3,577,261	29,091,520
Apr-26	694,243,909	661,563,365	0	0	3,589,024	29,091,520
Mar-26	722,519,199	689,827,509	0	0	3,600,170	29,091,520
Feb-26	746,659,559	713,843,551	0	0	3,612,955	29,203,053
Jan-26	748,050,656	715,124,427	0	0	3,623,984	29,302,244
Dec-25	749,436,506	716,400,527	0	0	3,634,961	29,401,018
Nov-25	750,895,354	717,745,525	0	0	3,646,454	29,503,375
Oct-25	752,270,473	719,011,847	0	0	3,657,321	29,601,304
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	300801504	33,701,852.75	33,958,341.01	223,700,000.00	04/01/16	7,932,278.57	1.29230	12/31/25	06/01/26	236
7	453011408	40,000,000.00	40,000,000.00	195,000,000.00	08/03/16	2,130,311.53	1.18520	06/30/26	10/01/26	I/O
8	300801484	29,091,519.62	32,150,600.17	76,500,000.00	02/03/26	1,328,902.03	0.17390	12/31/25	07/01/26	177
9	300801494	30,000,000.01	30,000,000.00	757,000,000.00	06/13/16	22,723,217.88	1.84190	09/30/25	08/10/26	I/O
44	306761044	3,531,337.27	3,890,258.89	5,850,000.00	08/20/26	454,859.85	5.28990	03/31/24	10/06/26	180
Totals		136,324,709.65	139,999,200.07	1,258,050,000.00		34,569,569.86

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	300801504	RT	Various	05/19/26	13
	Loan remains in maturity default. Liquidation strategy and timing continue to be evaluated, including consensual appointment of receiver.

7	453011408	RT	NY	08/07/26	98

Collateral is a 246K SF retail center on the SE corner of 125 St and Manhattan in Harlem district. Sits on a GL with 98-years left on term. Transferred to SS upon request (8/6) after borrower indicated they were unable to pay off upon 10/1/26 maturity. Key reasons cited for payoff challenge incl. occupancy (73.9% as of 2Q26), lease maturities (avg WALT remaining on in-place leases ~3.25 yrs as of 2Q26), and net income ($2.4MM NOI = 2.23% Debt Yield) as of 2Q26. Hello and

	Pre-Negotiation Letters sent 8/25/26.

8	300801484	OF	CT	03/15/19	7

Property transferred to REO effective 11/1/2023. Several significant long-term lease renewals were completed in March 2026. CBRE's lease expired on 7/31/26 and they've vacated, bringing current occupancy to 48%. The business plan is to

	continue renewin g existing tenants while pursuing new tenants to fill vacant space while addressing building capital needs.					Several tours for new tenants have recently been conducted and negotiations are in process with existing tenants for
	lease renewals. Common area improvements required as part of the recent renewals are underway and will be completed in September. Final recovery projected in Q1 2027.

9	300801494	OF	DC	05/07/26	13

The loan is collateralized by International Square which is composed of three interconnected, twelve-story office buildings containing a total of 1,167,866 square feet of net rentable area located at 1825-1875 I Street Northwest & 1850 K Street

North west, Washington DC. It is a conjoined multi-office building with a central food court built in the 1986 and renovated later in 2005. Building amenities include a tenant-only fitness center, rooftop terrace, ground floor retail, lower-level casual dining concourse, childcare and banking facilities. Additionally, there is an underground parking garage with 613 spaces. A termination notice from the Federal Reserve Board for the various suites expiring in 2029 was received in April

2026. As a result, the loan was transferred to special servicing effective 5/7/2026. Special Servicer has retained counsel and initiated discussions with the Borrower. Borrower failed to payoff at Maturity on 8/10/2026.

44	306761044	IN	NM	08/03/23	11

Borrower has indicated its intent to pay off the Loan. Special Servicer has sent a payoff letter to Borrower. Borrower has indicated that it still plans to pay off the Loan prior to the maturity date. Special Servicer will monitor for the payoff.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306761004	43,978,974.77	4.38000%	43,855,534.74	4.38000%	10	12/30/21	04/01/20	12/30/21
4	306761004	0.00	4.38000%	0.00	4.38000%	10	12/30/20	04/01/20	--
5	306761005	8,933,780.93	4.98700%	9,809,625.55	4.98700%	10	12/06/20	12/06/20	12/06/20
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
5A	306761105	34,418,233.27	4.98700%	34,333,689.43	4.98700%	10	12/06/20	12/06/20	12/06/20
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
35	1546717	0.00	5.00000%	0.00	5.00000%	10	03/12/21	05/01/20	04/12/21
44	306761044	0.00	5.65000%	0.00	5.65000%	10	11/29/18	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/20	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/21	10/31/18	--
Totals		87,330,988.97		87,998,849.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306761031 11/18/20	7,186,238.85	8,500,000.00	10,393,410.81	731,351.26	10,393,410.81	9,662,059.55	0.00	0.00	0.00	0.00	0.00%
39	306761039 02/18/21	5,841,221.30	940,000.00	2,515,031.21	905,442.63	2,515,031.21	1,609,588.58	4,231,632.72	0.00	(22,653.48)	4,254,286.20	66.47%
45	300801462 04/16/21	4,111,854.94	4,500,000.00	2,197,251.36	298,636.34	2,197,251.36	1,898,615.02	2,213,239.92	0.00	273,827.53	1,939,412.39	42.16%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,315.09	13,940,000.00	15,105,693.38	1,935,430.23	15,105,693.38	13,170,263.15	6,444,872.64	0.00	251,174.05	6,193,698.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306761031	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	306761039	12/17/24	0.00	0.00	4,254,286.20	0.00	0.00	(497.00)	0.00	0.00	4,254,286.20
		06/16/23	0.00	0.00	4,254,783.20	0.00	0.00	(25,487.09)	0.00	0.00
		05/17/22	0.00	0.00	4,280,270.29	0.00	0.00	29,648.00	0.00	0.00
		07/16/21	0.00	0.00	4,250,622.29	0.00	0.00	18,989.57	0.00	0.00
		02/18/21	0.00	0.00	4,231,632.72	0.00	0.00	4,231,632.72	0.00	0.00
45	300801462	04/17/23	0.00	0.00	1,939,412.39	0.00	0.00	(273,827.53)	0.00	0.00	1,939,412.39
		04/16/21	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	2,248.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	536.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,273.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,944.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,262.76	0.00	0.00	0.00	0.00	122,750.05	0.00	0.00	0.00	0.00
9	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,439.25	0.00	4,660.24	0.00	0.00	122,750.05	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		157,849.54

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Supplemental Notes
None

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